Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses
6. Accrued expenses
Accrued expenses consist of the following:

	March 31, 2023	December 31, 2022
Payroll and employee related expenses	$3,831	$4,216
Professional fees	550	377
Third-party research and development expenses	457	773
Other	729	525

Total	$5,567	$5,891

6. Accrued expenses
Accrued expenses consist of the following:

	December 31, 2022	December 31, 2021
Payroll and employee related expenses	$4,216	$4,375
Professional fees	377	767
Third-party research and development expenses	773	840
Other	525	119

Total	$5,891	$6,101